Fair Value Disclosures - Summary of Primary Unobservable Inputs Used to Determine Fair Value of Level 3 Instruments and Range of Values That for Those Inputs (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012 Derivative
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value of financial instrument	$ 5,358
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value of financial instrument	500
Significant Unobservable Inputs (Level 3) [Member] | Minimum [Member] | Natural Gas Options [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility factor, range	1.57
Significant Unobservable Inputs (Level 3) [Member] | Minimum [Member] | Capacity Contracts, Net [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discounted cash flow, Discount rate	5.00%
Significant Unobservable Inputs (Level 3) [Member] | Maximum [Member] | Natural Gas Options [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility factor, range	2.00
Significant Unobservable Inputs (Level 3) [Member] | Maximum [Member] | Capacity Contracts, Net [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discounted cash flow, Discount rate	9.00%
Derivative [Member] | Significant Unobservable Inputs (Level 3) [Member] | Natural Gas Options [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value of financial instrument	(4)
Derivative [Member] | Significant Unobservable Inputs (Level 3) [Member] | Capacity Contracts, Net [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value of financial instrument	$ (3)